SIGNIFICANT ACCOUNTING POLICIES - Schedule of condensed financial statements (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0
Less:
Consulting fees	1,124,862	390,350	4,263,195	998,364
Professional Fees	1,331,822	192,414	2,521,680	786,338
Business Development	144,015	180,000	1,841,982	360,000
Advertising and promotion	508,462	81,173	1,436,875	183,790
Contract labor and fuel	331,116	185,775	1,387,747	403,800
Research and development	83,263	255,479	1,027,203	0
Management fees	(347,410)	75,000	707,507	232,000
Interest expense	0	118,410	555,985	486,669
Change in fair value of derivative liability	0	704,662	970,866	1,642,697
Amortization of debt discount	0	117,067	500,937	1,777,505
Loss to misappropriation of assets	395,033	0
Other segment items	697,968	352,777	1,329,639	1,037,614
Net loss before taxes	$ (4,269,131)	$ (2,653,107)	$ (16,543,616)	$ (7,908,777)